Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended		17 Months Ended	18 Months Ended		20 Months Ended	21 Months Ended		23 Months Ended	24 Months Ended		26 Months Ended	27 Months Ended		29 Months Ended	30 Months Ended		32 Months Ended	33 Months Ended		35 Months Ended	36 Months Ended		38 Months Ended	39 Months Ended		41 Months Ended	42 Months Ended		44 Months Ended	45 Months Ended		47 Months Ended	48 Months Ended		50 Months Ended	51 Months Ended		53 Months Ended	54 Months Ended		56 Months Ended	57 Months Ended		59 Months Ended	60 Months Ended		62 Months Ended	63 Months Ended		65 Months Ended	66 Months Ended		68 Months Ended	69 Months Ended		71 Months Ended	72 Months Ended		74 Months Ended	75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended		117 Months Ended	120 Months Ended
	Mar. 16, 2020	Dec. 01, 2016	Nov. 29, 2016	May 31, 2016	May 31, 2020	Feb. 28, 2017	Aug. 31, 2016	Aug. 31, 2020	May 31, 2017	Nov. 30, 2016	Nov. 30, 2020	Aug. 31, 2017	Feb. 28, 2017	Feb. 28, 2021	Nov. 30, 2017	May 31, 2017	May 31, 2021	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2021	May 31, 2018	Nov. 30, 2017	Nov. 30, 2021	Aug. 31, 2018	Feb. 28, 2018	Feb. 28, 2022	Nov. 30, 2018	May 31, 2018	May 31, 2022	Feb. 28, 2019	Aug. 31, 2018	Aug. 31, 2022	May 31, 2019	Nov. 30, 2018	Nov. 30, 2022	Aug. 31, 2019	Feb. 28, 2019	Feb. 28, 2023	Nov. 30, 2019	May 31, 2019	May 31, 2023	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2023	May 31, 2020	Nov. 30, 2019	Nov. 30, 2023	Aug. 31, 2020	Feb. 29, 2020	Feb. 29, 2024	Nov. 30, 2020	May 31, 2020	May 31, 2024	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2024	May 31, 2021	Nov. 30, 2020	Nov. 30, 2024	Aug. 31, 2021	Feb. 28, 2021	Feb. 28, 2025	Nov. 30, 2021	May 31, 2021	May 31, 2025	Feb. 28, 2022	Aug. 31, 2021	Aug. 31, 2025	May 31, 2022	Nov. 30, 2021	Nov. 30, 2025	Aug. 31, 2022	Feb. 28, 2022	Feb. 28, 2026	Nov. 30, 2022	May 31, 2022	May 31, 2026	Feb. 28, 2023	Aug. 31, 2022	May 31, 2023	Nov. 30, 2022	Aug. 31, 2023	Feb. 28, 2023	Nov. 30, 2023	May 31, 2023	Feb. 29, 2024	Aug. 31, 2023	May 31, 2024	Nov. 30, 2023	Aug. 31, 2024	Feb. 29, 2024	Nov. 30, 2024	May 31, 2024	Feb. 28, 2025	Aug. 31, 2024	May 31, 2025	Nov. 30, 2024	Aug. 31, 2025	Feb. 28, 2025	Nov. 30, 2025	May 31, 2025	Feb. 28, 2026	Aug. 31, 2025	May 31, 2026	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000103068
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,168			$ 10,288			$ 10,465			$ 10,551			$ 10,597			$ 10,711			$ 10,811			$ 10,875			$ 11,002			$ 10,988			$ 11,135			$ 11,283			$ 11,411			$ 11,518			$ 11,510			$ 11,107			$ 11,447			$ 11,699			$ 12,001			$ 12,136			$ 12,227			$ 12,296			$ 12,343			$ 12,070			$ 12,223		$ 12,248		$ 12,668		$ 12,751		$ 13,318		$ 13,594		$ 14,010		$ 14,330		$ 14,616		$ 14,961		$ 15,147		$ 15,352		$ 15,678		$ 15,880	$ 15,845	$ 16,227
C000103069
Account Value [Line Items]
Accumulated Value				10,000			10,173			10,288			10,460			10,540			10,581			10,678			10,783			10,843			10,963			10,944			11,096			11,225			11,347			11,459			11,444			11,039			11,370			11,614			11,907			12,033			12,118			12,179			12,232			11,943			12,089		12,108		12,517		12,593		13,146		13,412		13,815		14,124		14,398		14,731		14,922		15,100		15,413		15,604	15,562	15,930
C000177200
Account Value [Line Items]
Accumulated Value		$ 500,562	$ 500,000			$ 509,251			$ 513,569			$ 515,949			$ 521,133			$ 526,665			$ 529,995			$ 536,356			$ 535,296			$ 543,205			$ 550,010			$ 556,460			$ 562,402			$ 561,587			$ 542,699			$ 559,460			$ 571,312			$ 586,845			$ 592,953			$ 597,648			$ 601,824			$ 604,307			$ 590,528			$ 598,876			$ 600,337			$ 620,420		$ 624,721		$ 652,685		$ 666,437		$ 687,028		$ 703,711		$ 717,221		$ 734,394		$ 744,554		$ 754,832		$ 770,295		$ 780,482		$ 778,990		$ 798,047
C000219333
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,638			$ 10,984			$ 11,246			$ 11,557			$ 11,707			$ 11,818			$ 11,906			$ 11,973			$ 11,730			$ 11,901			$ 11,949			$ 12,381			$ 12,486			$ 13,065			$ 13,361			$ 13,795			$ 14,137			$ 14,446			$ 14,814			$ 15,026			$ 15,257			$ 15,594			$ 15,841			$ 15,818			$ 16,248
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				10,000			10,232			9,908			10,008			10,158			10,283			10,227			10,059			10,120			10,175			10,089			10,378			10,768			11,210			11,178			11,590			11,781			11,936			11,992			11,750			11,734			11,925			11,854			11,440			10,769			10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258		11,538		11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				10,000			10,232			9,908			10,008			10,158			10,283			10,227			10,059			10,120			10,175			10,089			10,378			10,768			11,210			11,178			11,590			11,781			11,936			11,992			11,750			11,734			11,925			11,854			11,440			10,769			10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258		11,538		11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		498,674	500,000			503,720			511,246			517,530			514,702			506,265			509,331			512,100			507,795			522,312			541,930			564,193			562,592			583,332			592,956			600,715			603,570			591,403			590,555			600,209			596,608			575,765			541,999			531,089			520,006			519,790		530,385		524,752		526,141		537,084		537,310		563,042		562,314		568,279		566,641		580,700		594,373		603,857		595,728
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000				10,215			10,349			10,398			10,188			10,173			10,340			10,278			9,919			9,337			9,149			8,958			8,954			9,137			9,040			9,064			9,252			9,256			9,700			9,687			9,790			9,762			10,004			10,239			10,403			10,263
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Accumulated Value				10,000			10,220			10,420			10,665			10,760			10,828			10,955			11,134			11,234			11,383			11,358			11,530			11,677			11,757			11,823			11,939			11,329			11,884			12,275			12,682			12,827			12,939			13,040			13,106			12,798			12,980		12,968		13,462		13,571		14,242		14,561		15,054		15,427		15,688		16,076		16,297		16,487		16,844		17,022	16,929	17,335
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,220			$ 10,420			$ 10,665			$ 10,760			$ 10,828			$ 10,955			$ 11,134			$ 11,234			$ 11,383			$ 11,358			$ 11,530			$ 11,677			$ 11,757			$ 11,823			$ 11,939			$ 11,329			$ 11,884			$ 12,275			$ 12,682			$ 12,827			$ 12,939			$ 13,040			$ 13,106			$ 12,798			$ 12,980		$ 12,968		$ 13,462		$ 13,571		$ 14,242		$ 14,561		$ 15,054		$ 15,427		$ 15,688		$ 16,076		$ 16,297		$ 16,487		$ 16,844		$ 17,022	$ 16,929	$ 17,335
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Accumulated Value		$ 500,375	$ 500,000			$ 512,166			$ 516,720			$ 520,000			$ 526,092			$ 534,689			$ 539,451			$ 546,609			$ 545,422			$ 553,675			$ 560,749			$ 564,584			$ 567,759			$ 573,343			$ 544,044			$ 570,684			$ 589,445			$ 609,006			$ 615,964			$ 621,328			$ 626,185			$ 629,354			$ 614,601			$ 623,308			$ 622,758			$ 646,453		$ 651,691		$ 683,921		$ 699,236		$ 722,936		$ 740,813		$ 753,350		$ 771,982		$ 782,585		$ 791,732		$ 808,896		$ 817,411		$ 812,980		$ 832,456
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,511			$ 11,025			$ 11,388			$ 11,766			$ 11,900			$ 12,004			$ 12,097			$ 12,159			$ 11,874			$ 12,042			$ 12,031			$ 12,489			$ 12,590			$ 13,213			$ 13,509			$ 13,967			$ 14,312			$ 14,554			$ 14,914			$ 15,119			$ 15,296			$ 15,627			$ 15,792			$ 15,706			$ 16,083